Note 10 - Debt (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Debt [Table Text Block]
	December 31, 2015	December 31, 2016
ABN
M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant	21,700	59,838
NORD/LB
M/T Stenaweco Excellence	-	22,162
Total senior secured debt	21,700	82,000
Less deferred finance fees	(726)	(1,546)
Total senior secured debt net of deferred finance fees	20,974	80,454
Out of which:
Current portion of long term debt	1,914	7,995
Long term debt	19,060	72,459

Loans From Related Parties
Family Trading	3,850	4,085
Less deferred finance fees	(598)	-
Total Loans From Related Parties	3,252	4,085

Total Debt	24,226	84,539

Schedule of Increase (Decrease) In Line of Credit Facilities [Table Text Block]
Date	Amount drawn / (repaid)
December 2015	3,850
March 2016	1,500
May 2016	600
June 2016	1,100
July 2016	(1,100)
August 2016	3,300
September 2016	(1,750)
November 2016	(4,365)
December 2016	950
Total	4,085

Schedule of Principle Repayments [Table Text Block]
Years
December 31, 2017	12,431
December 31, 2018	8,296
December 31, 2019	7,219
December 31, 2020	6,442
December 31, 2021	17,455
December 31, 2022 and thereafter	34,243
Total	86,086